CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other comprehensive income [abstract]
Profit (loss) for the year	$ 16,024,220	$ (2,414,711)	$ 2,860,529
Items that are or may be subsequently reclassified to profit or loss
Loss for the year for financial instruments at fair value through other comprehensive income (FVOCI)	(931,359)	(569,930)	(79,481)
Adjustment for reclassifications in the year	59,405	225,320	(233,676)
Related income tax	1,440,296	102,900	99,347
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	568,342	(241,710)	(213,810)
Share in other comprehensive income (OCI) from investees at equity method
Share in OCI from investees at equity-method	(148,279)	199,026	(5,604)
Profit or Loss for the Year for the Share in OCI from Associates in Equity-method	(148,279)	199,026	(5,604)
Profit or loss for hedging instruments - Cash flow hedge
Profit or loss for the year for hedging instruments	(24,593)	0	0
Related income tax	6,223	0	0
Profit or loss for equity instruments at fair value through other comprehensive income (FVOCI)	(18,370)	0	0
Items that will not be reclassified to profit or loss
Profit for the year for equity instruments at fair value through other comprehensive income (FVOCI)	3,765	0	0
Related income tax	(1,129)	0	0
Profit or loss for equity instruments at fair value through other comprehensive income (FVOCI)	2,636	0	0
Other comprehensive income (loss), net of tax	404,329	(42,684)	(219,414)
Total comprehensive income (loss) for the year	16,428,549	(2,457,395)	2,641,115
Attributable to owners of the Bank	16,441,048	(2,334,374)	2,709,278
Attributable to non-controlling interests	$ (12,499)	$ (123,021)	$ (68,163)